Transactions with Related Parties - Additional Information (Details)	3 Months Ended		12 Months Ended		36 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Nov. 30, 2019 USD ($) Loan
Related Party Transaction [Line Items]
Notes payable outstanding amount due	$ 13,115,000		$ 9,411,000
Outstanding obligation for preference shares				$ 1,339,000	$ 1,339,000
Esse Effe | Consulting Services
Related Party Transaction [Line Items]
Cost incurred for related party services			0	118,000
Outstanding amount due			0	35,000	35,000
Studio Legale Chiomenti | Legal Services
Related Party Transaction [Line Items]
Cost incurred for related party services	56,000	$ 0	694,000	204,000
Directors and Executive Managers
Related Party Transaction [Line Items]
Outstanding amount of loans granted	21,000		22,000	67,000	67,000
Number of loans granted | Loan						2
Number of loans reimbursed | Loan						1
Loan reimbursement						$ 36,000
Interest income earned			600	700
Executive Managers
Related Party Transaction [Line Items]
Outstanding obligation for preference shares	1,000		1,800,000
Executive Managers, Relating to Preference Shares
Related Party Transaction [Line Items]
Compensation expense for related party			360,000
Esse Effe and Maya
Related Party Transaction [Line Items]
Notes payable outstanding amount due	15,000,000		15,000,000
Sponsor and Gig Founders, LLC
Related Party Transaction [Line Items]
Notes payable outstanding amount due	1,900,000		1,900,000
Alessandra Levy | Kaleyra S.p.A
Related Party Transaction [Line Items]
Cost incurred for related party services			239,000		638,000
Cumulative value for service contracts				481,000
Remuneration paid for obtaining service contracts			0
Accrued Interest | Esse Effe and Maya
Related Party Transaction [Line Items]
Notes payable outstanding amount due	152,000		43,000	0	0
Accrued Interest | Sponsor and Gig Founders, LLC
Related Party Transaction [Line Items]
Notes payable outstanding amount due	$ 19,000		$ 5,000	$ 0	$ 0